Net Gain on Sale of Owned Fleet Containers (Detail) $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($) Property	Dec. 31, 2021 USD ($) Property	Dec. 31, 2020 USD ($) Property
Property Plant And Equipment Disclosure [Line Items]
Number of owned fleet containers sold | Property	79,982	53,980	106,348
Gain on sale of owned fleet containers, net | $	$ 76,947	$ 67,229	$ 27,230
Previously written down containers
Property Plant And Equipment Disclosure [Line Items]
Number of owned fleet containers sold | Property	2,765	3,430	51,541
Gain on sale of owned fleet containers, net | $	$ 431	$ 2,165	$ 15,451
Containers not written down
Property Plant And Equipment Disclosure [Line Items]
Number of owned fleet containers sold | Property	77,217	50,550	54,807
Gain on sale of owned fleet containers, net | $	$ 76,516	$ 65,064	$ 11,779